COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

NOTE 3 – COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS

Property and Equipment, Net

The following table sets forth the components of the Company's property and equipment at December 31, 2018 and December 31, 2017:

	December 31, 2018				December 31, 2017
	Cost	Accumulated Depreciation		Net Book Value	Cost	Accumulated Depreciation		Net Book Value

Computers and office equipment	$803	$	(–)	$803	$–	$	(–)	$–
Machinery and equipment	145,287		(54,860)	90,427	170,180		(47,241)	122,939
Vehicles	11,614		(4,224)	7,390	13,603		(2,227)	11,376
Total fixed assets	$157,704		$(59,084)	$98,620	$183,783		$(49,468)	$134,315

For the years ended December 31, 2018 and 2017, the Company recorded depreciation expense of $17,978 and $7,736, respectively. For the period ended December 31, 2016, the Company recorded depreciation expense of $616.

Related Party Receivables

As of December 31, 2018, related party receivables totaled $172,095. This amount was comprised of the following components, (i) $78,242 is owed from a Brazil Minerals subsidiary to MJL for expenses paid on behalf of such subsidiary and (ii) $93,853 is owed from Brazil Minerals for short term loans made and expenses paid by Jupiter Gold and MJL.

As of December 31, 2017, related party receivables totaled $119,599. This amount was comprised of the following components, (i) $74,030 is owed from a Brazil Minerals subsidiary to MJL for expenses paid on behalf of such subsidiary and (ii) $45,569 is owed from Brazil Minerals for short term loans made and expenses paid by Jupiter Gold and MJL.